ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in accumulated other comprehensive income by component
Beginning balance, gross		$ 1,404	$ 39,879
Tax asset (liability)		4,668	6,769
Beginning balance, net of tax	6,072	46,648
Other comprehensive income before reclassifications	(59,599)	(44,932)
Amounts reclassified from accumulated other comprehensive income	4,610	6,457
Tax effects	(1,011)	(2,101)
Total other comprehensive income (loss)	(56,000)	(40,576)	17,932
Ending balance	(49,928)	6,072	46,648
Currency Translation Adjustment
Changes in accumulated other comprehensive income by component
Beginning balance, gross		14,762	58,920
Beginning balance, net of tax	14,762	58,920
Other comprehensive income before reclassifications	(57,822)	(44,158)
Total other comprehensive income (loss)	(57,822)	(44,158)
Ending balance	(43,060)	14,762
Pension Liability
Changes in accumulated other comprehensive income by component
Beginning balance, gross		(5,891)	(8,834)
Tax asset (liability)		2,149	3,286
Beginning balance, net of tax	(3,742)	(5,548)
Other comprehensive income before reclassifications	(1,030)
Amounts reclassified from accumulated other comprehensive income	496	2,943
Tax effects	192	(1,137)
Total other comprehensive income (loss)	(342)	1,806
Ending balance	(4,084)	(3,742)
Unrealized Gains on Retained Interests
Changes in accumulated other comprehensive income by component
Beginning balance, gross		388	3,012
Tax asset (liability)		(144)	(1,136)
Beginning balance, net of tax	244	1,876
Amounts reclassified from accumulated other comprehensive income	(388)	(2,624)
Tax effects	144	992
Total other comprehensive income (loss)	(244)	(1,632)
Ending balance		244
Unrealized losses on derivatives
Changes in accumulated other comprehensive income by component
Beginning balance, gross		(7,855)	(13,219)
Tax asset (liability)		2,663	4,619
Beginning balance, net of tax	(5,192)	(8,600)
Other comprehensive income before reclassifications	(747)	(774)
Amounts reclassified from accumulated other comprehensive income	4,502	6,138
Tax effects	(1,347)	(1,956)
Total other comprehensive income (loss)	2,408	3,408
Ending balance	$ (2,784)	$ (5,192)